FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets measured at fair value through profit or loss
Derivative instruments	$ 8,730	$ 22,422
Marketable securities	2,067	4,027	$ 7,432	$ 236,281
Financial assets not measured at fair value
Cash and cash equivalents	251,347	413,532	$ 308,322	$ 254,525
Trade and other receivables	133,997	128,943
Related party receivables	13,091	8,532
Financial liabilities not measured at fair value
Trade and other payables	143,122	98,812
Floating rate debt	3,067,745	3,744,388
Related party payables	31,064	35,370
U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	3,091,860	3,754,033
Carrying Value
Financial liabilities not measured at fair value
Trade and other payables	143,122	98,812
Related party payables	31,064	35,370
Carrying Value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	3,067,745	3,744,388
Carrying Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	143,122	98,812
Related party payables	31,064	35,370
Carrying Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	3,067,745	3,744,388
Carrying Value | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments	9,025	24,419
Marketable securities	2,067	4,027
Carrying Value | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	251,347	413,532
Trade and other receivables	133,997	128,943
Related party receivables	13,091	8,532
Fair Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	143,122	98,812
Related party payables	31,064	35,370
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	3,119,596	3,792,576
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt | Level 1
Financial liabilities not measured at fair value
Floating rate debt	0	0
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt | Level 2
Financial liabilities not measured at fair value
Floating rate debt	3,119,596	3,792,576
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt | Level 3
Financial liabilities not measured at fair value
Floating rate debt	0	0
Fair Value | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments	9,025	24,419
Marketable securities	2,067	4,027
Fair Value | Financial assets measured at fair value through profit or loss | Level 1
Financial assets measured at fair value through profit or loss
Derivative instruments	0	0
Marketable securities	2,067	4,027
Fair Value | Financial assets measured at fair value through profit or loss | Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments	9,025	24,419
Marketable securities	0	0
Fair Value | Financial assets measured at fair value through profit or loss | Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments	0	0
Marketable securities	0	0
Fair Value | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	251,347	413,532
Trade and other receivables	133,997	128,943
Related party receivables	$ 13,091	$ 8,532